Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

April 14, 2009

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Rebecca Marquigny

             RE: Delaware VIP Trust (the “Registrant”)
                     File Nos. 811-05162; 033-14363

Dear Sir or Madam:

     On behalf of the Registrant, and pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 49 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.

     The Registrant is filing the Amendment under Rule 485(b)(1)(iii) for the purpose of delaying the effectiveness of Post-Effective Amendment No. 48. This filing, in our judgment as counsel to the Registrant, does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

     If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

                  Very truly yours,

                                                                                                                       /s/ Jonathan M. Kopcsik
                                                                                                                       Jonathan M. Kopcsik

cc: Emilia P. Wang
     Bruce G. Leto